Note 6 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands				12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Depreciation				$ 62	$ 3	$ 51
Payments to Acquire Property, Plant, and Equipment				464	2	(0)
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment	$ 16	$ 50	$ 0	16	50	0
Long-Lived Asset, Held and Used, Excluding Lessor Asset under Operating Lease, Impairment Loss				$ 0	$ 0	$ 0
Digital Asset Mining Equipment [Member]
Payments to Acquire Property, Plant, and Equipment	459	0	0
Office Equipment [Member]
Payments to Acquire Property, Plant, and Equipment	$ 4	$ 0	$ 0